LONG-TERM LOANS (Schedule of Composition of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loan	$ 8,733	$ 250	[1]
Less current maturities	(895)	(93)
Long-term bank loan, net of current maturities	7,838	157
Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Loan	156	250	[1]
Less current maturities	(93)	(93)
Long-term bank loan, net of current maturities	63
Loan from Kreos Capital [Member]
Disclosure of detailed information about borrowings [line items]
Loan	8,577		[1]
Less current maturities	(802)
Long-term bank loan, net of current maturities	$ 7,775

[1]	The loan is denominated in dollars and bears interest at an annual rate of 3.75%. The book value of the loan approximates its fair value. The loan is repayable in 60 monthly installments and is collateralized by certain lab equipment.